Filed with the Securities and Exchange Commission on March 7, 2013
1933 Act Registration File No.  033-20158
1940 Act File No. 811-05469

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	42	[	X	]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42	[	X	]

WEXFORD TRUST
(Exact Name of Registrant as Specified in Charter)

5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8395
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (724) 935-5520 or 1-800-860-3863

Ronald H. Muhlenkamp
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8395
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 42 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 41 on Form N-1A filed February 28, 2013.  This PEA No. 42 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 41 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wexford and the State of Pennsylvania on the 7th day of March, 2013.

WEXFORD TRUST

By: /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Ronald H. Muhlenkamp	President and Trustee	March 7, 2013
Ronald H. Muhlenkamp

/s/ Alfred E. Kraft	Trustee	March 7, 2013
Alfred E. Kraft

/s/ Terrence McElligott	Trustee	March 7, 2013
Terrence McElligott

/s/ Anthony Muhlenkamp	Vice President and Treasurer	March 7, 2013
Anthony Muhlenkamp

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE